United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2008

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            January 30, 2009
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             13

Form 13F Information Table Value Total:           $ 4,894
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



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Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       3887      181134   SH                      OTHER                      SHARED

BANCO
BRADESCO SA     ADR     059460303        3424        346890   SH                      OTHER                        SHARED

Banco Macro SA	ADR	05961W105	140		12964	SH			OTHER			SHARED

Banco
Santender Chile	ADR	05965x109	1806		51569	SH			OTHER			SHARED


INFOSYS
TECHNOLOGIES  ADR     456788108        1333           54253  SH         OTHER               SHARED

ISHARES TR      MSCI    464288273           501         19500 SH                    OTHER                       SHARED


METHANEX
CORP                 COM       59151K108     1920            170817  SH        OTHER                       SHARED

NETEASE COM INC	ADR	64110W102		999	45201	SH		OTHER			SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     3463         169660     SH         OTHER                             SHARED

SATYAM
COMPUTER
SERVICES	ADR	804098101	905		100090	SH	OTHER				SHARED

SPDR INDEX     ETF   78463x871      513      27600 SH                    OTHER                             SHARED


UNIBANCO
UNIAO DE
BANCOS BR     ADR    90458E107        2918       45155   SH             OTHER                             SHARED

VANGUARD INTL
EQUITY INDEX 	ETF	922042858	1976	83364	SH		OTHER				SHARED




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